Travel Suppliers Payable - Schedule of Travel Supplier Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Deferred merchant bookings	$ 137,396	$ 84,477